CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS - OPERATING ACTIVITIES
Loss for the period	$ (107,660)	$ (70,269)	$ (18,530)
Income and expense items not involving cash flows:
Depreciation and amortization	164,824	173,585	162,679
Effect of indexation, translation and fair value measurement on debt	4,091	13,544	(9,312)
Other expense (income), net and reorganization costs	904	6,831	(15,899)
Gain from acquisition			(19,467)
Changes in assets and liabilities:
Trade accounts receivable	(5,194)	(6,857)	(7,686)
Other receivables and other current assets	(3,647)	(843)	3,999
Inventories	(780)	2,316	(3,999)
Trade accounts payable	25	(7,603)	21,733
Deferred revenue and customers' advances	1,202	(4,475)	(35,858)
Other current liabilities	(38)	(23,942)	18,174
Deferred tax liability, net	(11,453)	9,126	4,791
Other long-term liabilities	(6)	3,840	7,368
Net cash provided by operating activities before reorganization	42,268	95,253	107,993
Reorganization - retirement plan		(20,074)
Net cash provided by operating activities	42,268	75,179	107,993
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(81,819)	(103,830)	(117,166)
Proceeds from investment realization			31,400
Proceeds related to sale and disposal of property and equipment	4,775		5,751
Investments in other assets, intangible assets and others	(409)	(4,498)
Acquisition of subsidiary consolidated for the first time (a)			(40,000)
Investment grants received		2,618	33,292
Interest bearing deposits, including designated deposits		(10,000)	98,007
Net cash provided by (used in) investing activities	(77,453)	(115,710)	11,284
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of shareholders' equity	38,956	104,690	22,653
Proceeds from long-term loans		14,443
Short-term bank debt		3,800
Debts repayment	(6,540)	(55,854)	(141,242)
Net cash provided by (used in) financing activities	32,416	67,079	(118,589)
Effect of foreign exchange rate change	(7,758)	(4,299)	86
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(10,527)	22,249	774
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	123,398	101,149	100,375
CASH AND CASH EQUIVALENTS - END OF PERIOD	112,871	123,398	101,149
NON-CASH ACTIVITIES
Investments in property and equipment	11,161	8,737	15,546
Beneficial conversion feature		109,768
Conversion of convertible debentures to share capital and exercise of warrant			7,006
Shares issued to the Banks in consideration for the interest reduction, following September 2006 amendment with the Banks			12,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	33,298	46,454	23,357
Cash paid during the period for income taxes	$ 190	$ 852	$ 2,907